Offerings	Sep. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	1.950% Senior Notes due 2028
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	2.450% Senior Notes due 2031
Amount Registered | shares	2,750,000,000
Maximum Aggregate Offering Price	$ 2,750,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 421,025.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	2.600% Senior Notes due 2033
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,750,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 267,925.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.500% Senior Notes due 2041
Amount Registered | shares	3,000,000,000
Maximum Aggregate Offering Price	$ 3,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 459,300.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.750% Senior Notes due 2051
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,750,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 267,925.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.